Share-Based Payment - Schedule of Restricted Stock (Details) - Restricted share units [member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Restricted Stock [Line Items]
Restricted stocks granted but not yet vested at	636
Restricted stocks granted	14,470	867
Restricted stocks vested	(15,106)	(231)
Restricted stocks granted but not yet vested at		636